CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)
Cash and cash equivalents
Cash and Banks		$ 1,718		$ 2,889
Time deposits		703		7,620
Mutual funds		23,161		92
Total cash and cash equivalents	$ 429	25,582	$ 178	10,601
Investments
Total current investments		429		2,109
Total non-current investments		2,123		8,607
Total investments		2,552		10,716
Government bonds | Financial assets at fair value accounted through profit or loss
Investments
Total current investments		297		1,119
Government bonds at amortized cost | Financial assets at amortized cost
Investments
Total current investments		132		798
Total non-current investments		1,976		7,119
Mutual funds
Investments
Total current investments		63		2
Other investments at amortized cost | Financial assets at amortized cost
Investments
Total current investments				190
2003 Telecommunications Fund
Investments
Total non-current investments		1		1
Investments in associates
Investments
Total non-current investments		1,125		$ 1,487
Allowance for credit risk
Investments
Allowance for credit risk, current		(63)
Allowance for credit risk, non-current		$ (979)